Investment Objectives and Goals	Dec. 22, 2025
Schwab High Yield Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® High Yield Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. dollar denominated below investment grade corporate debt.

Schwab Mortgage-Backed Securities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Mortgage-Backed Securities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of investment-grade mortgage-backed securities issued and/or guaranteed by U.S. government agencies.

Schwab International Dividend Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® International Dividend Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of high dividend yielding stocks issued by companies outside the United States.
Schwab International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex US Index.
Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab International Small-Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index.
Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab Emerging Markets Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index.
Schwab U.S. Broad Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab U.S. Broad Market ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market Index.
Schwab 1000 Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab 1000 Index® ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Schwab 1000 Index®.
Schwab U.S. Large-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab U.S. Large-Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index.
Schwab U.S. Large-Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab U.S. Large-Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index.
Schwab U.S. Large-Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab U.S. Large-Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index.
Schwab U.S. Mid-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab U.S. Mid-Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index.
Schwab U.S. Small-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab U.S. Small-Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index.
Schwab U.S. Dividend Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab U.S. Dividend Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100TM Index.